INVESTMENTS (offsetting) (DETAILS) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Offsetting Assets [Line Items]
Net amounts presented in the balance sheets	$ 90	$ 84
Equity Contract [Member]
Offsetting Assets [Line Items]
Gross amounts recognized	32	20
Gross amounts offset in the balance sheets	6	6
Net amounts presented in the balance sheets	26	14
Derivatives Subject to an ISDA Master Agreements [Member]
Offsetting Assets [Line Items]
Gross amounts recognized	32	20
Gross amounts offset in the balance sheets	6	6
Net amounts presented in the balance sheets	26	14
Other Financial Instruments [Member]
Offsetting Assets [Line Items]
Gross amounts recognized	64	70
Net amounts presented in the balance sheets	64	70
Other Invested Assets [Member]
Offsetting Assets [Line Items]
Gross amounts recognized	96	90
Gross amounts offset in the balance sheets	6	6
Net amounts presented in the balance sheets	$ 90	$ 84